OTHER EXPENSES (Tables)	12 Months Ended
Dec. 31, 2015
OTHER EXPENSES [Abstract]
Schedule of Other (Income) Expenses
	Year ended December 31,
	2015	2014	2013
	$	$	$

Doubtful debt provision	1,576	1,225	358
Acquisition related expenses	598	-	149
Total	2,174	1,225	507

Summary of the Allowance for Doubtful Accounts
	Year ended December 31,
	2015	2014	2013
	$	$	$

Balance at beginning of period	4,390	2,084	1,726
Provision during the period	1,576	2,306	358
Doubtful account classified as bad debt	(4,390)	-	-
Reversal of allowance for doubtful account	-	-	-
Balance at end of period	1,576	4,390	2,084